Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000141929 | Other RowExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000133234 | Other RowExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	(6.70%)
C000108744 | Weir Group PLC (The)
Holdings [Line Items]
Percent of Total Investments	2.60%
C000108744 | Diploma PLC
Holdings [Line Items]
Percent of Total Investments	2.20%
C000108744 | Beazley PLC
Holdings [Line Items]
Percent of Total Investments	2.20%
C000108744 | IMI PLC
Holdings [Line Items]
Percent of Total Investments	2.10%
C000108744 | St. James's Place PLC
Holdings [Line Items]
Percent of Total Investments	2.00%
C000108744 | Games Workshop Group PLC
Holdings [Line Items]
Percent of Total Investments	1.70%
C000108744 | Howden Joinery Group PLC
Holdings [Line Items]
Percent of Total Investments	1.50%
C000108744 | Hiscox Ltd.
Holdings [Line Items]
Percent of Total Investments	1.40%
C000108744 | ICG PLC
Holdings [Line Items]
Percent of Total Investments	1.40%
C000108744 | Persimmon PLC
Holdings [Line Items]
Percent of Total Investments	1.40%
C000108744 | Industrials
Holdings [Line Items]
Percent of Total Investments	23.20%
C000108744 | Financials
Holdings [Line Items]
Percent of Total Investments	22.20%
C000108744 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	16.10%
C000108744 | Real Estate
Holdings [Line Items]
Percent of Total Investments	10.80%
C000108744 | Materials
Holdings [Line Items]
Percent of Total Investments	7.60%
C000108744 | Communication Services
Holdings [Line Items]
Percent of Total Investments	5.90%
C000108744 | Health Care
Holdings [Line Items]
Percent of Total Investments	3.40%
C000108744 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.30%
C000108744 | Energy
Holdings [Line Items]
Percent of Total Investments	2.80%
C000108744 | Information Technology
Holdings [Line Items]
Percent of Total Investments	2.70%
C000108744 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.00%
C000150700 | Al Rajhi Bank
Holdings [Line Items]
Percent of Total Investments	14.50%
C000150700 | Saudi Arabian Oil Co.
Holdings [Line Items]
Percent of Total Investments	10.80%
C000150700 | Saudi National Bank (The)
Holdings [Line Items]
Percent of Total Investments	8.80%
C000150700 | Saudi Arabian Mining Co.
Holdings [Line Items]
Percent of Total Investments	6.10%
C000150700 | Saudi Telecom Co.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000150700 | Riyad Bank
Holdings [Line Items]
Percent of Total Investments	3.30%
C000150700 | Saudi Basic Industries Corp.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000150700 | Saudi Awwal Bank
Holdings [Line Items]
Percent of Total Investments	2.80%
C000150700 | Alinma Bank
Holdings [Line Items]
Percent of Total Investments	2.80%
C000150700 | ACWA Power Co.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000150700 | Industrials
Holdings [Line Items]
Percent of Total Investments	3.60%
C000150700 | Financials
Holdings [Line Items]
Percent of Total Investments	42.10%
C000150700 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	3.40%
C000150700 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.60%
C000150700 | Materials
Holdings [Line Items]
Percent of Total Investments	14.90%
C000150700 | Communication Services
Holdings [Line Items]
Percent of Total Investments	7.30%
C000150700 | Health Care
Holdings [Line Items]
Percent of Total Investments	4.30%
C000150700 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.70%
C000150700 | Energy
Holdings [Line Items]
Percent of Total Investments	11.70%
C000150700 | Information Technology
Holdings [Line Items]
Percent of Total Investments	1.60%
C000150700 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.80%
C000140044 | Emaar Properties PJSC
Holdings [Line Items]
Percent of Total Investments	14.40%
C000140044 | First Abu Dhabi Bank PJSC
Holdings [Line Items]
Percent of Total Investments	11.50%
C000140044 | Emirates Telecommunications Group Co. PJSC
Holdings [Line Items]
Percent of Total Investments	9.20%
C000140044 | Emirates NBD Bank PJSC
Holdings [Line Items]
Percent of Total Investments	8.10%
C000140044 | Abu Dhabi Commercial Bank PJSC
Holdings [Line Items]
Percent of Total Investments	4.50%
C000140044 | Abu Dhabi Islamic Bank PJSC
Holdings [Line Items]
Percent of Total Investments	4.50%
C000140044 | Aldar Properties PJSC
Holdings [Line Items]
Percent of Total Investments	4.10%
C000140044 | Dubai Islamic Bank PJSC
Holdings [Line Items]
Percent of Total Investments	3.70%
C000140044 | Adnoc Gas PLC
Holdings [Line Items]
Percent of Total Investments	3.20%
C000140044 | Dubai Electricity & Water Authority PJSC
Holdings [Line Items]
Percent of Total Investments	2.80%
C000140044 | Industrials
Holdings [Line Items]
Percent of Total Investments	10.30%
C000140044 | Financials
Holdings [Line Items]
Percent of Total Investments	37.30%
C000140044 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.10%
C000140044 | Real Estate
Holdings [Line Items]
Percent of Total Investments	22.40%
C000140044 | Materials
Holdings [Line Items]
Percent of Total Investments	0.10%
C000140044 | Communication Services
Holdings [Line Items]
Percent of Total Investments	9.70%
C000140044 | Health Care
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
C000140044 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	1.60%
C000140044 | Energy
Holdings [Line Items]
Percent of Total Investments	8.80%
C000140044 | Information Technology
Holdings [Line Items]
Percent of Total Investments	0.40%
C000140044 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.30%
C000108737 | Nordea Bank Abp
Holdings [Line Items]
Percent of Total Investments	18.80%
C000108737 | Nokia OYJ
Holdings [Line Items]
Percent of Total Investments	12.20%
C000108737 | Sampo OYJClass A
Holdings [Line Items]
Percent of Total Investments	7.60%
C000108737 | Kone OYJClass B
Holdings [Line Items]
Percent of Total Investments	6.70%
C000108737 | Metso OYJ
Holdings [Line Items]
Percent of Total Investments	4.70%
C000108737 | Wartsila OYJ Abp
Holdings [Line Items]
Percent of Total Investments	4.60%
C000108737 | UPM-Kymmene OYJ
Holdings [Line Items]
Percent of Total Investments	4.40%
C000108737 | Neste OYJ
Holdings [Line Items]
Percent of Total Investments	3.90%
C000108737 | Fortum OYJ
Holdings [Line Items]
Percent of Total Investments	3.80%
C000108737 | Orion OYJClass B
Holdings [Line Items]
Percent of Total Investments	3.30%
C000108737 | Industrials
Holdings [Line Items]
Percent of Total Investments	24.00%
C000108737 | Financials
Holdings [Line Items]
Percent of Total Investments	27.80%
C000108737 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	3.60%
C000108737 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.30%
C000108737 | Materials
Holdings [Line Items]
Percent of Total Investments	12.00%
C000108737 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.80%
C000108737 | Health Care
Holdings [Line Items]
Percent of Total Investments	3.80%
C000108737 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.60%
C000108737 | Energy
Holdings [Line Items]
Percent of Total Investments	3.90%
C000108737 | Information Technology
Holdings [Line Items]
Percent of Total Investments	14.40%
C000108737 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.80%
C000087779 | Ryanair Holdings PLC
Holdings [Line Items]
Percent of Total Investments	18.90%
C000087779 | AIB Group PLC
Holdings [Line Items]
Percent of Total Investments	12.40%
C000087779 | Bank of Ireland Group PLC
Holdings [Line Items]
Percent of Total Investments	11.60%
C000087779 | ICON PLC
Holdings [Line Items]
Percent of Total Investments	5.10%
C000087779 | Kingspan Group PLC
Holdings [Line Items]
Percent of Total Investments	4.80%
C000087779 | Glanbia PLC
Holdings [Line Items]
Percent of Total Investments	4.70%
C000087779 | Kerry Group PLCClass A
Holdings [Line Items]
Percent of Total Investments	4.60%
C000087779 | DCC PLC
Holdings [Line Items]
Percent of Total Investments	4.40%
C000087779 | Grafton Group PLCCDI
Holdings [Line Items]
Percent of Total Investments	4.20%
C000087779 | Cairn Homes PLC
Holdings [Line Items]
Percent of Total Investments	3.90%
C000087779 | Industrials
Holdings [Line Items]
Percent of Total Investments	28.50%
C000087779 | Financials
Holdings [Line Items]
Percent of Total Investments	30.20%
C000087779 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.50%
C000087779 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.10%
C000087779 | Materials
Holdings [Line Items]
Percent of Total Investments	2.30%
C000087779 | Communication Services
Holdings [Line Items]
Percent of Total Investments	0.10%
C000087779 | Health Care
Holdings [Line Items]
Percent of Total Investments	9.40%
C000087779 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	14.80%
C000087779 | Energy
Holdings [Line Items]
Percent of Total Investments	4.90%
C000087779 | Information Technology
Holdings [Line Items]
Percent of Total Investments	0.20%
C000242847 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	5.40%
C000242847 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000242847 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000242847 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000242847 | Meta Platforms, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	3.70%
C000242847 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000242847 | Alphabet, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	2.90%
C000242847 | Alphabet, Inc.Class CNVS
Holdings [Line Items]
Percent of Total Investments	2.40%
C000242847 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000242847 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000242847 | Industrials
Holdings [Line Items]
Percent of Total Investments	7.90%
C000242847 | Financials
Holdings [Line Items]
Percent of Total Investments	14.20%
C000242847 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.70%
C000242847 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.40%
C000242847 | Materials
Holdings [Line Items]
Percent of Total Investments	2.30%
C000242847 | Communication Services
Holdings [Line Items]
Percent of Total Investments	12.40%
C000242847 | Health Care
Holdings [Line Items]
Percent of Total Investments	12.10%
C000242847 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.20%
C000242847 | Energy
Holdings [Line Items]
Percent of Total Investments	3.50%
C000242847 | Information Technology
Holdings [Line Items]
Percent of Total Investments	25.80%
C000242847 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.50%
C000219749 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	18.70%
C000219749 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	6.30%
C000219749 | Visa, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	2.30%
C000219749 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Total Investments	2.00%
C000219749 | Mastercard, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	1.90%
C000219749 | Home Depot, Inc. (The)
Holdings [Line Items]
Percent of Total Investments	1.60%
C000219749 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Total Investments	1.40%
C000219749 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Total Investments	1.30%
C000219749 | Lam Research Corp.
Holdings [Line Items]
Percent of Total Investments	1.30%
C000219749 | Oracle Corp.
Holdings [Line Items]
Percent of Total Investments	1.10%
C000219749 | Industrials
Holdings [Line Items]
Percent of Total Investments	10.20%
C000219749 | Financials
Holdings [Line Items]
Percent of Total Investments	17.00%
C000219749 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.70%
C000219749 | Real Estate
Holdings [Line Items]
Percent of Total Investments	4.20%
C000219749 | Materials
Holdings [Line Items]
Percent of Total Investments	2.80%
C000219749 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.70%
C000219749 | Health Care
Holdings [Line Items]
Percent of Total Investments	5.90%
C000219749 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	1.30%
C000219749 | Information Technology
Holdings [Line Items]
Percent of Total Investments	48.10%
C000219749 | Utilities
Holdings [Line Items]
Percent of Total Investments	0.10%
C000174221 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	7.20%
C000174221 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000174221 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000174221 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000174221 | Meta Platforms, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	2.20%
C000174221 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000174221 | Alphabet, Inc.Class CNVS
Holdings [Line Items]
Percent of Total Investments	4.30%
C000174221 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Total Investments	1.40%
C000174221 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	1.30%
C000174221 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	6.40%
C000174221 | Industrials
Holdings [Line Items]
Percent of Total Investments	9.90%
C000174221 | Financials
Holdings [Line Items]
Percent of Total Investments	12.50%
C000174221 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.40%
C000174221 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.20%
C000174221 | Materials
Holdings [Line Items]
Percent of Total Investments	2.10%
C000174221 | Communication Services
Holdings [Line Items]
Percent of Total Investments	9.70%
C000174221 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.10%
C000174221 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.00%
C000174221 | Energy
Holdings [Line Items]
Percent of Total Investments	3.70%
C000174221 | Information Technology
Holdings [Line Items]
Percent of Total Investments	33.10%
C000174221 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.30%
C000240124 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	15.40%
C000240124 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000240124 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	9.40%
C000240124 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	6.70%
C000240124 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000240124 | Alphabet, Inc.Class CNVS
Holdings [Line Items]
Percent of Total Investments	5.10%
C000240124 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000240124 | Visa, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	2.20%
C000240124 | Lam Research Corp.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000240124 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	13.50%
C000240124 | Industrials
Holdings [Line Items]
Percent of Total Investments	7.60%
C000240124 | Financials
Holdings [Line Items]
Percent of Total Investments	4.70%
C000240124 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.90%
C000240124 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.40%
C000240124 | Materials
Holdings [Line Items]
Percent of Total Investments	0.90%
C000240124 | Communication Services
Holdings [Line Items]
Percent of Total Investments	5.80%
C000240124 | Health Care
Holdings [Line Items]
Percent of Total Investments	7.20%
C000240124 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	0.90%
C000240124 | Energy
Holdings [Line Items]
Percent of Total Investments	1.10%
C000240124 | Information Technology
Holdings [Line Items]
Percent of Total Investments	57.30%
C000240124 | Utilities
Holdings [Line Items]
Percent of Total Investments	0.20%
C000199548 | Sandisk Corp.
Holdings [Line Items]
Percent of Total Investments	1.40%
C000199548 | TechnipFMC PLC
Holdings [Line Items]
Percent of Total Investments	0.60%
C000199548 | U.S. Foods Holding Corp.
Holdings [Line Items]
Percent of Total Investments	0.60%
C000199548 | Royal Gold, Inc.
Holdings [Line Items]
Percent of Total Investments	0.50%
C000199548 | Assurant, Inc.
Holdings [Line Items]
Percent of Total Investments	0.40%
C000199548 | XPO, Inc.
Holdings [Line Items]
Percent of Total Investments	0.40%
C000199548 | Ovintiv, Inc.
Holdings [Line Items]
Percent of Total Investments	0.40%
C000199548 | Janus Henderson Group PLC
Holdings [Line Items]
Percent of Total Investments	0.40%
C000199548 | ATI, Inc.
Holdings [Line Items]
Percent of Total Investments	0.40%
C000199548 | Exact Sciences Corp.
Holdings [Line Items]
Percent of Total Investments	0.40%
C000199548 | Industrials
Holdings [Line Items]
Percent of Total Investments	20.90%
C000199548 | Financials
Holdings [Line Items]
Percent of Total Investments	14.30%
C000199548 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.70%
C000199548 | Real Estate
Holdings [Line Items]
Percent of Total Investments	6.20%
C000199548 | Materials
Holdings [Line Items]
Percent of Total Investments	5.20%
C000199548 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.30%
C000199548 | Health Care
Holdings [Line Items]
Percent of Total Investments	13.50%
C000199548 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.70%
C000199548 | Energy
Holdings [Line Items]
Percent of Total Investments	5.10%
C000199548 | Information Technology
Holdings [Line Items]
Percent of Total Investments	14.20%
C000199548 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.90%
C000240126 | Meta Platforms, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	4.20%
C000240126 | Alphabet, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	5.60%
C000240126 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000240126 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Total Investments	1.40%
C000240126 | Home Depot, Inc. (The)
Holdings [Line Items]
Percent of Total Investments	1.40%
C000240126 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000240126 | Berkshire Hathaway, Inc.Class B
Holdings [Line Items]
Percent of Total Investments	1.50%
C000240126 | Johnson & Johnson
Holdings [Line Items]
Percent of Total Investments	1.50%
C000240126 | AbbVie, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000240126 | Procter & Gamble Co. (The)
Holdings [Line Items]
Percent of Total Investments	1.40%
C000240126 | Industrials
Holdings [Line Items]
Percent of Total Investments	12.70%
C000240126 | Financials
Holdings [Line Items]
Percent of Total Investments	18.90%
C000240126 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.00%
C000240126 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.40%
C000240126 | Materials
Holdings [Line Items]
Percent of Total Investments	3.60%
C000240126 | Communication Services
Holdings [Line Items]
Percent of Total Investments	12.30%
C000240126 | Health Care
Holdings [Line Items]
Percent of Total Investments	13.40%
C000240126 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	7.90%
C000240126 | Energy
Holdings [Line Items]
Percent of Total Investments	6.40%
C000240126 | Information Technology
Holdings [Line Items]
Percent of Total Investments	12.60%
C000240126 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.80%
C000211558 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	13.90%
C000211558 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	8.90%
C000211558 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000211558 | Alphabet, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	5.80%
C000211558 | Alphabet, Inc.Class CNVS
Holdings [Line Items]
Percent of Total Investments	4.90%
C000211558 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000211558 | Visa, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	1.70%
C000211558 | Mastercard, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	1.40%
C000211558 | Johnson & Johnson
Holdings [Line Items]
Percent of Total Investments	1.90%
C000211558 | Procter & Gamble Co. (The)
Holdings [Line Items]
Percent of Total Investments	1.30%
C000211558 | Industrials
Holdings [Line Items]
Percent of Total Investments	9.00%
C000211558 | Financials
Holdings [Line Items]
Percent of Total Investments	11.20%
C000211558 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.60%
C000211558 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.20%
C000211558 | Materials
Holdings [Line Items]
Percent of Total Investments	2.50%
C000211558 | Communication Services
Holdings [Line Items]
Percent of Total Investments	12.90%
C000211558 | Health Care
Holdings [Line Items]
Percent of Total Investments	11.20%
C000211558 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.90%
C000211558 | Energy
Holdings [Line Items]
Percent of Total Investments	1.90%
C000211558 | Information Technology
Holdings [Line Items]
Percent of Total Investments	33.50%
C000211558 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.10%
C000232922 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	9.70%
C000232922 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000232922 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	6.50%
C000232922 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000232922 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000232922 | Alphabet, Inc.Class CNVS
Holdings [Line Items]
Percent of Total Investments	4.10%
C000232922 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000232922 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	7.40%
C000232922 | Equinix, Inc.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000232922 | Prologis, Inc.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000232922 | Industrials
Holdings [Line Items]
Percent of Total Investments	3.70%
C000232922 | Financials
Holdings [Line Items]
Percent of Total Investments	12.80%
C000232922 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.00%
C000232922 | Real Estate
Holdings [Line Items]
Percent of Total Investments	12.50%
C000232922 | Materials
Holdings [Line Items]
Percent of Total Investments	0.60%
C000232922 | Communication Services
Holdings [Line Items]
Percent of Total Investments	9.60%
C000232922 | Health Care
Holdings [Line Items]
Percent of Total Investments	8.70%
C000232922 | Information Technology
Holdings [Line Items]
Percent of Total Investments	41.10%
C000232922 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.00%

[1]	Rounds to less than 0.1%.